JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount ($000)		Value ($000)
U.S. TREASURY OBLIGATIONS — 28.9%
U.S. Treasury Bonds
8.00%, 11/15/2021	3,635		3,908
7.25%, 8/15/2022	3,935		4,413
7.13%, 2/15/2023	2,500		2,883
5.25%, 11/15/2028	20,000		27,097
3.75%, 11/15/2043	45,000		65,577
3.00%, 5/15/2045	31,000		40,709
2.75%, 11/15/2047	35,000		44,509
2.00%, 2/15/2050	43,000		47,382
1.25%, 5/15/2050	10,000		9,208
U.S. Treasury Inflation Indexed Bonds
1.38%, 2/15/2044	27,500		43,959
U.S. Treasury Notes
2.75%, 8/15/2021	10,000		10,186
2.00%, 11/30/2022	100,000		103,684
2.63%, 2/28/2023	25,000		26,381
2.13%, 11/30/2023	65,000		68,768
2.25%, 11/15/2024	35,000		37,711
1.13%, 2/28/2025	25,000		25,869
0.50%, 3/31/2025	50,000		50,410
0.38%, 4/30/2025	40,000		40,103
2.00%, 8/15/2025	20,000		21,549
1.63%, 2/15/2026	20,000		21,265
1.13%, 2/28/2027	65,000		67,361
0.63%, 3/31/2027	30,000		30,154
2.25%, 8/15/2027	30,000		33,307
1.50%, 2/15/2030	25,000		26,570
0.63%, 5/15/2030	65,000		63,852
0.63%, 8/15/2030	35,000		34,295

TOTAL U.S. TREASURY OBLIGATIONS (Cost $886,562)			951,110

MORTGAGE-BACKED SECURITIES — 27.2%
FHLMC
Pool # 611141, ARM, 3.74%, 1/1/2027(a)	33		34
Pool # 846812, ARM, 3.67%, 4/1/2030(a)	3		3
Pool # 1G2627, ARM, 3.57%, 3/1/2037(a)	232		240
FHLMC Gold Pools, 20 Year
Pool # C90830, 4.50%, 5/1/2024	51		55
FHLMC Gold Pools, 30 Year
Pool # C00078, 9.00%, 11/1/2021	—	(b)	—	(b)
Pool # C80091, 6.50%, 1/1/2024	16		18
Pool # G00229, 8.50%, 5/1/2024	4		4
Pool # C00354, 8.50%, 7/1/2024	8		9
Pool # C00376, 8.00%, 11/1/2024	7		7
Pool # C00418, 7.00%, 8/1/2025	2		2
Pool # C00414, 7.50%, 8/1/2025	8		9
Pool # D63303, 7.00%, 9/1/2025	2		2
Pool # G00981, 8.50%, 7/1/2028	13		14
Pool # C00742, 6.50%, 4/1/2029	87		98
Pool # C00785, 6.50%, 6/1/2029	25		28
Pool # C47318, 7.00%, 9/1/2029	288		328
Pool # C01292, 6.00%, 2/1/2032	33		38
Pool # A16155, 5.50%, 11/1/2033	56		62
Pool # C03589, 4.50%, 10/1/2040	539		603
Pool # Q41177, 3.50%, 6/1/2046	17,167		18,822
Pool # G61334, 4.00%, 3/1/2047	4,560		5,086
Pool # Q54902, 4.00%, 3/1/2048	7,407		7,919
Pool # Q54950, 4.00%, 3/1/2048	6,949		7,620
Pool # Q59727, 4.00%, 11/1/2048	9,272		10,136
FHLMC UMBS, 30 Year
Pool # ZT1593, 3.50%, 1/1/2049	3,144		3,315
Pool # RA2675, 2.00%, 6/1/2050	19,471		20,229
Pool # RA2484, 3.00%, 6/1/2050	9,658		10,142
Pool # RA2904, 3.00%, 6/1/2050	14,370		15,333
Pool # RA2970, 2.50%, 7/1/2050	14,553		15,297
Pool # QB2020, 2.50%, 8/1/2050	8,649		9,164
Pool # QB3756, 2.50%, 9/1/2050	18,951		20,313
FNMA
Pool # 620061, ARM, 1.77%, 11/1/2027(a)	18		18
Pool # 89406, ARM, 2.13%, 6/1/2029(a)	4		4
1.53%, 12/1/2030(c)	4,000		4,082
Pool # 563497, ARM, 1.77%, 11/1/2040(a)	17		17
FNMA UMBS, 15 Year
Pool # MA0512, 4.00%, 9/1/2025	641		680
Pool # FM4449, 3.00%, 12/1/2034	18,374		19,355
Pool # CA7114, 2.50%, 9/1/2035	24,760		25,960

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FNMA UMBS, 20 Year
Pool # 762498, 5.00%, 11/1/2023	86	95
FNMA UMBS, 30 Year
Pool # 190257, 7.00%, 2/1/2024	10	10
Pool # 315500, 7.00%, 8/1/2025	12	13
Pool # 250575, 6.50%, 6/1/2026	13	14
Pool # 483802, 5.50%, 2/1/2029	134	154
Pool # 524949, 7.50%, 3/1/2030	13	13
Pool # 545639, 6.50%, 4/1/2032	140	165
Pool # 702435, 5.50%, 5/1/2033	732	856
Pool # 709441, 5.50%, 7/1/2033	314	367
Pool # 730711, 5.50%, 8/1/2033	410	482
Pool # 743127, 5.50%, 10/1/2033	328	387
Pool # 747628, 5.00%, 11/1/2033	779	902
Pool # 753662, 5.50%, 12/1/2033	518	609
Pool # 755615, 5.50%, 1/1/2034	546	642
Pool # 811755, 7.00%, 3/1/2035	1,293	1,604
Pool # 845834, 5.50%, 10/1/2035	328	382
Pool # 888201, 5.50%, 2/1/2036	143	169
Pool # 831409, 5.50%, 4/1/2036	649	766
Pool # 867420, 5.50%, 5/1/2036	330	389
Pool # 745802, 6.00%, 7/1/2036	647	777
Pool # 969708, 4.50%, 3/1/2038	135	149
Pool # AE1216, 3.50%, 1/1/2041	1,135	1,259
Pool # AE1260, 3.50%, 8/1/2041	610	676
Pool # AB5378, 3.50%, 5/1/2042	2,277	2,526
Pool # AO6710, 4.00%, 6/1/2042	3,657	4,125
Pool # AR5147, 3.00%, 3/1/2043	2,352	2,556
Pool # AT8192, 4.00%, 6/1/2043	2,423	2,663
Pool # AS1112, 4.00%, 11/1/2043	5,595	6,295
Pool # BM1109, 4.00%, 10/1/2044	4,041	4,551
Pool # AS4073, 4.00%, 12/1/2044	2,267	2,549
Pool # AL8660, 4.00%, 6/1/2045	5,961	6,717
Pool # AS5648, 3.50%, 7/1/2045	2,406	2,668
Pool # AS6208, 3.50%, 10/1/2045	1,360	1,500
Pool # AS6344, 3.50%, 12/1/2045	2,998	3,324
Pool # BM5560, 4.00%, 1/1/2046	12,025	13,584
Pool # AL8030, 4.00%, 2/1/2046	3,943	4,413
Pool # AX5520, 3.00%, 5/1/2046	1,114	1,210
Pool # AX5546, 3.00%, 9/1/2046	1,562	1,697
Pool # AX5547, 3.50%, 9/1/2046	2,376	2,634
Pool # BM3744, 4.00%, 3/1/2047	11,857	13,391
Pool # BM1049, 4.00%, 4/1/2047	13,966	15,363
Pool # CA0411, 4.00%, 9/1/2047	8,117	9,170
Pool # CA0861, 3.50%, 11/1/2047	5,066	5,614
Pool # BJ1666, 4.00%, 12/1/2047	7,538	8,251
Pool # BM3477, 4.00%, 1/1/2048	6,658	7,338
Pool # CA1006, 4.00%, 1/1/2048	8,778	9,747
Pool # CA1361, 3.50%, 2/1/2048	3,355	3,717
Pool # BD9074, 3.50%, 3/1/2048	1,787	1,979
Pool # BJ4640, 4.00%, 3/1/2048	3,064	3,401
Pool # BD9078, 4.00%, 4/1/2048	2,743	3,083
Pool # BD9077, 3.50%, 5/1/2048	1,235	1,368
Pool # BD9083, 4.00%, 7/1/2048	3,102	3,486
Pool # CA2489, 4.50%, 10/1/2048	4,236	4,598
Pool # BN7416, 3.50%, 9/1/2049	2,828	3,134
Pool # BO1418, 3.50%, 9/1/2049	6,264	6,606
Pool # BO1427, 3.50%, 9/1/2049	8,561	9,027

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # CA4431, 3.50%, 10/1/2049	12,254		12,921
Pool # MA3803, 3.50%, 10/1/2049	6,265		6,605
Pool # FM2014, 3.00%, 11/1/2049	13,182		14,110
Pool # BN0803, 3.50%, 12/1/2049	4,323		4,560
Pool # MA3872, 3.50%, 12/1/2049	6,244		6,584
Pool # BN0807, 3.50%, 1/1/2050	2,347		2,475
Pool # FM2437, 3.00%, 2/1/2050	20,999		22,093
Pool # CA6144, 2.50%, 6/1/2050	24,252		25,439
Pool # BP7345, 3.00%, 6/1/2050	19,386		20,375
Pool # BP9369, 2.00%, 7/1/2050	9,795		10,177
Pool # CA6322, 2.50%, 7/1/2050	19,561		20,519
Pool # BQ1645, 2.50%, 8/1/2050	9,948		10,470
Pool # BQ1911, 2.00%, 10/1/2050	5,413		5,624
Pool # BQ2999, 2.50%, 10/1/2050	9,979		10,493
Pool # BQ6051, 2.50%, 10/1/2050	9,946		10,451
Pool # BQ6118, 2.50%, 10/1/2050	9,982		10,470
FNMA, Other
Pool # AL1353, 3.25%, 1/1/2022(a)	6,368		6,463
Pool # AM8674, 2.81%, 4/1/2025	6,500		7,014
Pool # AM4660, 3.77%, 12/1/2025	4,204		4,717
Pool # AN0571, 3.10%, 1/1/2026	6,500		7,173
Pool # AL8963, 2.92%, 5/1/2026(a)	3,177		3,458
Pool # AN2493, 2.36%, 8/1/2026	3,912		4,184
Pool # AM6381, 3.29%, 8/1/2026	9,959		11,078
Pool # AM7199, 3.30%, 11/1/2026	3,000		3,360
Pool # AL9769, 2.63%, 12/1/2026(a)	6,608		7,150
Pool # AN4635, 3.01%, 2/1/2027	6,832		7,584
Pool # FN0040, 3.00%, 6/1/2027(a)	4,500		4,989
Pool # AN6800, 2.97%, 9/1/2027	3,442		3,831
Pool # AN6825, 2.80%, 10/1/2027	4,000		4,422
Pool # AN9486, 3.57%, 6/1/2028	12,449		14,389
Pool # 405220, 6.00%, 9/1/2028	10		11
Pool # BL0550, 3.77%, 11/1/2028	2,660		3,111
Pool # AN3908, 3.12%, 1/1/2029	8,212		9,284
Pool # BL1950, 3.47%, 3/1/2029	12,718		14,339
Pool # AN8493, 3.30%, 2/1/2030	4,864		5,466
Pool # BM5425, 3.16%, 3/1/2030(a)	5,000		5,683
Pool # BL9023, 1.22%, 11/1/2030	20,475		20,458
Pool # BL4576, 2.70%, 10/1/2031	15,000		16,461
Pool # AN8412, 3.39%, 2/1/2033	4,561		5,296
Pool # AN8464, 3.33%, 3/1/2033	6,587		7,646
Pool # BL2944, 3.19%, 7/1/2034	1,700		1,910
Pool # BL3288, 2.52%, 9/1/2034	12,000		13,247
Pool # BL4331, 2.41%, 10/1/2034	16,000		17,434
Pool # BL4215, 2.56%, 9/1/2036	7,210		7,724
Pool # BL7125, 2.04%, 6/1/2037	8,460		8,660
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.00%, 1/25/2051(c)	50,000		51,845
GNMA I, 30 Year
Pool # 306081, 9.00%, 8/15/2021	9		9
Pool # 780284, 9.00%, 12/15/2021	—	(b)	—	(b)
Pool # 321560, 8.00%, 7/15/2022	1		1
Pool # 337141, 7.50%, 8/15/2022	4		4
Pool # 339969, 7.00%, 12/15/2022	—	(b)	—	(b)
Pool # 332022, 7.00%, 1/15/2023	2		2
Pool # 346572, 7.00%, 5/15/2023	1		1
Pool # 349788, 6.50%, 6/15/2023	—	(b)	—	(b)
Pool # 358801, 7.50%, 6/15/2023	5		5
Pool # 359588, 7.50%, 6/15/2023	5		5
Pool # 322200, 6.50%, 7/15/2023	6		7
Pool # 346673, 7.00%, 7/15/2023	2		2

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 354538, 7.00%, 7/15/2023	—	(b)	—	(b)
Pool # 357782, 7.00%, 7/15/2023	—	(b)	—	(b)
Pool # 360889, 7.00%, 7/15/2023	1		1
Pool # 344505, 6.50%, 8/15/2023	2		3
Pool # 356717, 6.50%, 8/15/2023	2		2
Pool # 345375, 6.50%, 9/15/2023	7		8
Pool # 345391, 6.50%, 10/15/2023	2		2
Pool # 354681, 8.00%, 10/15/2023	7		7
Pool # 370927, 6.50%, 11/15/2023	—	(b)	—	(b)
Pool # 346944, 6.50%, 12/15/2023	1		1
Pool # 349265, 6.50%, 12/15/2023	6		7
Pool # 365740, 6.50%, 12/15/2023	1		1
Pool # 369830, 6.50%, 12/15/2023	1		1
Pool # 370289, 6.50%, 12/15/2023	—	(b)	—	(b)
Pool # 354747, 6.50%, 2/15/2024	49		54
Pool # 362341, 6.50%, 2/15/2024	20		22
Pool # 370338, 6.50%, 2/15/2024	1		1
Pool # 379328, 7.00%, 3/15/2024	2		2
Pool # 391552, 7.00%, 3/15/2024	30		31
Pool # 379001, 7.00%, 4/15/2024	1		1
Pool # 780029, 9.00%, 11/15/2024	1		1
Pool # 401860, 7.50%, 6/15/2025	1		1
Pool # 377557, 8.00%, 7/15/2025	6		7
Pool # 422308, 7.50%, 3/15/2026	12		12
Pool # 412644, 8.00%, 7/15/2026	4		4
Pool # 436445, 8.00%, 8/15/2026	—	(b)	—	(b)
Pool # 432398, 7.50%, 3/15/2027	12		12
Pool # 462562, 7.50%, 2/15/2028	19		19
Pool # 472679, 7.00%, 6/15/2028	1		1
Pool # 784010, 4.00%, 3/15/2045	456		498
Pool # 626938, 4.00%, 4/15/2045	282		319
Pool # 784041, 4.00%, 8/15/2045	3,292		3,596
Pool # 784208, 4.00%, 7/15/2046	4,571		4,993
Pool # 784897, 2.50%, 10/15/2049	9,804		10,574
Pool # BU5359, 3.00%, 4/15/2050	25,456		26,745
GNMA II, 30 Year
Pool # 2324, 8.00%, 11/20/2026	11		12
Pool # 2344, 8.00%, 12/20/2026	15		17
Pool # 2512, 8.00%, 11/20/2027	42		47

TOTAL MORTGAGE-BACKED SECURITIES (Cost $867,368)			897,002

COLLATERALIZED MORTGAGE OBLIGATIONS — 22.1%
FHLMC, REMIC
Series 1343, Class LA, 8.00%, 8/15/2022	5		5
Series 1367, Class K, 5.50%, 9/15/2022	33		34
Series 2688, Class DG, 4.50%, 10/15/2023	116		120
Series 1785, Class A, 6.00%, 10/15/2023	405		427
Series 1591, Class E, 10.00%, 10/15/2023	7		8
Series 1633, Class Z, 6.50%, 12/15/2023	69		72
Series 1694, Class PK, 6.50%, 3/15/2024	39		42
Series 3798, Class AY, 3.50%, 1/15/2026	2,030		2,134
Series 3809, Class BC, 3.50%, 2/15/2026	1,599		1,681
Series 4181, Class VA, 3.00%, 5/15/2026	1,854		1,898
Series 3188, Class GE, 6.00%, 7/15/2026	683		746
Series 3926, Class MW, 4.50%, 9/15/2026	5,722		6,147
Series 1999, Class PU, 7.00%, 10/15/2027	35		39
Series 2031, Class PG, 7.00%, 2/15/2028	80		92
Series 2035, Class PC, 6.95%, 3/15/2028	244		276

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2064, Class PD, 6.50%, 6/15/2028	154	177
Series 2095, Class PE, 6.00%, 11/15/2028	123	139
Series 4066, Class VB, 3.50%, 1/15/2029	4,651	4,819
Series 4050, Class VE, 4.00%, 1/15/2029	5,000	5,238
Series 4314, Class DY, 3.50%, 3/15/2029	1,450	1,619
Series 4336, Class YB, 3.00%, 5/15/2029	2,624	2,801
Series 2152, Class BD, 6.50%, 5/15/2029	52	58
Series 2162, Class TH, 6.00%, 6/15/2029	289	326
Series 4002, Class MV, 4.00%, 1/15/2030	10,308	10,616
Series 3737, Class DG, 5.00%, 10/15/2030	1,311	1,399
Series 3981, Class PA, 3.00%, 4/15/2031	6,702	6,920
Series 2367, Class ME, 6.50%, 10/15/2031	214	241
Series 2647, Class A, 3.25%, 4/15/2032	91	98
Series 2480, Class EJ, 6.00%, 8/15/2032	196	214
Series 4156, Class SB, IF, 5.28%, 1/15/2033(a)	1,391	1,505
Series 4170, Class TS, IF, 5.79%, 2/15/2033(a)	3,868	4,285
Series 4186, Class JE, 2.00%, 3/15/2033	10,021	10,500
Series 4188, Class JG, 2.00%, 4/15/2033	6,385	6,649
Series 4206, Class DA, 2.00%, 5/15/2033	4,762	4,968
Series 2611, Class QZ, 5.00%, 5/15/2033	2,614	2,910
Series 2882, Class QD, 4.50%, 7/15/2034	264	276
Series 2927, Class GA, 5.50%, 10/15/2034	108	110
Series 4429, Class HB, 3.00%, 1/15/2035	6,293	7,074
Series 2915, Class MU, 5.00%, 1/15/2035	1,652	1,915
Series 5000, Class CB, 1.25%, 1/25/2035	9,209	9,407
Series 4448, Class DY, 3.00%, 3/15/2035	5,542	6,173
Series 4458, Class BW, 3.00%, 4/15/2035	10,000	11,043
Series 3085, Class VS, HB, IF, 28.16%, 12/15/2035(a)	272	467
Series 3181, Class OP, PO, 7/15/2036	939	873
Series 4867, Class WF, 0.55%, 4/15/2037(a)	9,593	9,667
Series 3413, Class B, 5.50%, 4/15/2037	310	350
Series 3325, Class JL, 5.50%, 6/15/2037	2,611	3,008
Series 3341, Class PE, 6.00%, 7/15/2037	1,763	2,069
Series 4365, Class HZ, 3.00%, 1/15/2040	6,671	7,135
Series 3699, Class QH, 5.50%, 7/15/2040	1,948	2,161
Series 3772, Class PE, 4.50%, 12/15/2040	4,297	4,902
Series 4047, Class PB, 3.50%, 1/15/2041	11,713	12,240
Series 3927, Class PC, 4.50%, 9/15/2041	3,970	4,690
Series 4002, Class CY, 3.50%, 2/15/2042	4,819	5,546
Series 4039, Class SA, IF, IO, 6.36%, 5/15/2042(a)	5,478	942
Series 4061, Class LB, 3.50%, 6/15/2042	3,570	4,169
Series 4062, Class GY, 4.00%, 6/15/2042	6,109	7,286
Series 4091, Class BQ, 2.00%, 8/15/2042	5,000	5,118
Series 4091, Class PB, 2.00%, 8/15/2042	3,673	3,741
Series 4122, Class PY, 3.00%, 10/15/2042	3,000	3,344
Series 4394, Class PL, 3.50%, 10/15/2044	5,000	5,785
Series 4594, Class GN, 2.50%, 2/15/2045	3,078	3,223
Series 4606, Class KP, 2.50%, 7/15/2046	18,968	19,896
Series 4748, Class HE, 3.00%, 1/15/2048	6,567	7,159
Series 4974, Class PH, 1.50%, 6/25/2048	4,024	4,107
Series 4933, Class PA, 2.50%, 10/25/2049	12,713	13,196
Series 4937, Class MD, 2.50%, 10/25/2049	45,720	47,817
Series 4925, Class PA, 3.00%, 10/25/2049	18,674	20,133
FHLMC, STRIPS
Series 155, IO, 7.00%, 11/1/2023	8	1
Series 264, Class 30, 3.00%, 7/15/2042	7,436	7,965
Series 267, Class 30, 3.00%, 8/15/2042	4,243	4,461
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-54, Class 2A, 6.50%, 2/25/2043	1,196	1,460
Series T-56, Class A, PO, 5/25/2043	669	655
Series T-51, Class 1A, 6.50%, 9/25/2043(a)	1,063	1,334

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Fn jan31
0.00%, 1/15/2031(c)	15,000		15,094
FNMA, Grantor Trust, Whole Loan
Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	240		283
FNMA, REMIC
Series G92-35, Class EB, 7.50%, 7/25/2022	1		1
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(b)	—	(b)
Series 1993-146, Class E, PO, 5/25/2023	14		14
Series 1993-110, Class H, 6.50%, 5/25/2023	18		19
Series 1993-217, Class H, PO, 8/25/2023	3		3
Series 2012-63, Class VA, 4.00%, 8/25/2023	7,424		7,503
Series 1993-205, Class H, PO, 9/25/2023	3		3
Series 1993-228, Class G, PO, 9/25/2023	4		3
Series 1993-155, Class PJ, 7.00%, 9/25/2023	299		317
Series 2003-128, Class DY, 4.50%, 1/25/2024	521		541
Series 1994-51, Class PV, 6.00%, 3/25/2024	376		399
Series 1994-37, Class L, 6.50%, 3/25/2024	89		95
Series 2010-117, Class DY, 4.50%, 10/25/2025	5,000		5,415
Series 2010-155, Class B, 3.50%, 1/25/2026	3,526		3,696
Series 1998-58, Class PC, 6.50%, 10/25/2028	319		362
Series 2000-8, Class Z, 7.50%, 2/20/2030	121		139
Series 2002-92, Class FB, 0.80%, 4/25/2030(a)	277		280
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	173		27
Series 2003-67, Class SA, HB, IF, 44.52%, 10/25/2031(a)	57		112
Series 2011-145, Class PB, 3.50%, 1/25/2032	11,500		12,681
Series 2012-100, Class AY, 3.00%, 9/25/2032	5,750		6,418
Series 2013-50, Class YO, PO, 1/25/2033	3,730		3,447
Series 2003-21, Class PZ, 4.50%, 3/25/2033	1,443		1,583
Series 2013-106, Class PY, 3.00%, 10/25/2033	5,300		5,883
Series 2013-130, Class GY, 3.50%, 1/25/2034	3,699		4,330
Series 2014-2, Class QB, 3.00%, 2/25/2034	2,745		3,054
Series 2004-46, Class QD, HB, IF, 23.40%, 3/25/2034(a)	342		454
Series 2004-54, Class FL, 0.55%, 7/25/2034(a)	636		640
Series 2015-11, Class AQ, 3.00%, 3/25/2035	6,000		6,627
Series 2005-22, Class EH, 5.00%, 4/25/2035	2,782		3,205
Series 2015-28, Class GB, 3.50%, 5/25/2035	4,000		4,643
Series 2015-41, Class AY, 3.00%, 6/25/2035	4,653		5,280
Series 2015-51, Class LY, 3.00%, 7/25/2035	4,429		4,826
Series 2005-58, Class EP, 5.50%, 7/25/2035	308		350
Series 2006-3, Class SB, IF, IO, 6.55%, 7/25/2035(a)	1,309		130
Series 2015-59, Class EB, 3.00%, 8/25/2035	5,879		6,483
Series 2005-83, Class LA, 5.50%, 10/25/2035	467		537
Series 2005-116, Class PC, 6.00%, 1/25/2036	2,159		2,440
Series 2006-51, Class FP, 0.50%, 3/25/2036(a)	2,693		2,700
Series 2016-28, Class DW, 3.50%, 5/25/2036	4,491		5,281
Series 2006-81, Class FA, 0.50%, 9/25/2036(a)	35		35
Series 2006-110, PO, 11/25/2036	382		360
Series 2007-76, Class PE, 6.00%, 8/25/2037	1,086		1,282
Series 2010-47, Class MB, 5.00%, 9/25/2039	2,648		3,050
Series 2010-68, Class EP, 4.50%, 12/25/2039	1,035		1,095
Series 2010-11, Class CB, 4.50%, 2/25/2040	168		186
Series 2010-4, Class SL, IF, 11.25%, 2/25/2040(a)	46		68
Series 2012-115, Class ME, 1.75%, 3/25/2042	3,995		4,072
Series 2012-60, Class EP, 3.00%, 4/25/2042	1,947		2,068
Series 2012-50, Class HY, 4.00%, 5/25/2042	5,566		6,621
Series 2012-141, Class PB, 2.50%, 12/25/2042	1,400		1,480
Series 2012-139, Class JA, 3.50%, 12/25/2042	4,855		5,363
Series 2013-128, Class AO, PO, 12/25/2043	9,845		9,113
Series 2015-48, Class DE, 3.00%, 10/25/2044	11,897		13,016

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2016-45, Class PC, 3.00%, 9/25/2045	9,071	9,568
Series 2016-38, Class NA, 3.00%, 1/25/2046	10,538	11,288
Series 2019-71, Class CA, 2.50%, 7/25/2046	18,378	19,114
Series 2019-38, Class PC, 3.00%, 2/25/2048	12,001	12,499
Series 2019-65, Class PA, 2.50%, 5/25/2048	13,789	14,454
Series 2019-42, Class KA, 3.00%, 7/25/2049	20,245	21,725
Series 2019-81, Class JA, 2.50%, 9/25/2049	14,368	15,252
Series 2019-77, Class ZL, 3.00%, 1/25/2050	25,696	27,267
Series 2020-12, Class JC, 2.00%, 3/25/2050	38,293	39,845
FNMA, REMIC Trust, Whole Loan
Series 1999-W4, Class A9, 6.25%, 2/25/2029	69	77
Series 2002-W7, Class A4, 6.00%, 6/25/2029	756	876
Series 2003-W1, Class 1A1, 5.20%, 12/25/2042(a)	425	469
Series 2003-W1, Class 2A, 5.68%, 12/25/2042(a)	226	253
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	1,404	1,686
Series 2009-W1, Class A, 6.00%, 12/25/2049	604	699
FNMA, REMIC, Whole Loan
Series 2009-89, Class A1, 5.41%, 5/25/2035	198	209
FNMA, STRIPS
Series 278, Class 3, 1.60%, 11/25/2023(a)	76	76
Series 278, Class 1, 1.52%, 8/25/2025(a)	411	417
GNMA
Series 2004-27, Class PD, 5.50%, 4/20/2034	2,307	2,551
Series 2008-15, Class NB, 4.50%, 2/20/2038	346	381
Series 2008-40, Class SA, IF, IO, 6.26%, 5/16/2038(a)	2,121	404
Series 2009-42, Class TX, 4.50%, 6/20/2039	6,523	7,277
Series 2009-69, Class WM, 5.50%, 8/20/2039	1,753	2,001
Series 2011-29, Class Z, 5.00%, 5/20/2040	16,266	19,036
Series 2012-126, Class BE, 2.00%, 10/20/2042	4,000	4,005
Seasoned Credit Risk Transfer Trust
Series 2019-3, Class M55D, 4.00%, 10/25/2058	2,664	2,945
Series 2020-1, Class M55G, 3.00%, 8/25/2059	20,953	22,340

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $693,775)		729,922

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.9%
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ14, Class A2, 2.81%, 9/25/2024	5,145	5,483
Series K046, Class A2, 3.21%, 3/25/2025	6,026	6,655
Series K048, Class A2, 3.28%, 6/25/2025(a)	6,500	7,232
Series K049, Class A2, 3.01%, 7/25/2025	3,519	3,873
Series K052, Class A2, 3.15%, 11/25/2025	6,716	7,468
Series K734, Class A2, 3.21%, 2/25/2026	5,060	5,635
Series K067, Class A2, 3.19%, 7/25/2027	6,558	7,476
Series K069, Class A2, 3.19%, 9/25/2027(a)	3,000	3,435
Series K087, Class A1, 3.59%, 10/25/2027	5,255	5,841
Series W5FX, Class AFX, 3.34%, 4/25/2028(a)	3,436	3,857
Series K078, Class A2, 3.85%, 6/25/2028	5,779	6,888
Series K081, Class A2, 3.90%, 8/25/2028(a)	9,055	10,830
Series K086, Class A2, 3.86%, 11/25/2028(a)	7,320	8,744
Series K086, Class A1, 3.67%, 12/25/2028	2,670	2,976
Series K088, Class A2, 3.69%, 1/25/2029	8,700	10,307
Series K158, Class A1, 3.90%, 7/25/2030	9,130	10,706
Series K-1511, Class A1, 3.28%, 10/25/2030	9,685	11,025
Series K-1511, Class A3, 3.54%, 3/25/2034	10,000	11,913
Series K-1512, Class A3, 3.06%, 4/25/2034	10,000	11,502
Series Q007, Class APT2, 3.31%, 10/25/2047(a)	6,778	7,274
Series Q013, Class APT2, 1.29%, 5/25/2050(a)	15,486	15,599
FNMA ACES
Series 2015-M13, Class A2, 2.80%, 6/25/2025(a)	4,464	4,774

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2016-M1, Class A2, 2.94%, 1/25/2026(a)	19,357	21,150
Series 2017-M3, Class A2, 2.56%, 12/25/2026(a)	6,000	6,536
Series 2017-M4, Class A2, 2.67%, 12/25/2026(a)	6,387	6,995
Series 2017-M7, Class A2, 2.96%, 2/25/2027(a)	4,394	4,931
Series 2017-M8, Class A2, 3.06%, 5/25/2027(a)	12,000	13,453
Series 2018-M4, Class A2, 3.15%, 3/25/2028(a)	15,000	17,002
Series 2018-M8, Class A2, 3.44%, 6/25/2028(a)	9,930	11,463
Series 2019-M1, Class A2, 3.67%, 9/25/2028(a)	10,615	12,446
Series 2019-M2, Class A2, 3.75%, 11/25/2028(a)	13,500	15,842
Series 2019-M5, Class A2, 3.27%, 2/25/2029	8,720	10,071
Series 2019-M25, Class A2, 2.33%, 11/25/2029(a)	14,000	15,049
Series 2020-M8, Class A2, 1.82%, 2/25/2030	9,700	10,138
Series 2019-M21, Class 2A2, 2.35%, 2/25/2031	17,000	18,371
Series 2019-M4, Class A2, 3.61%, 2/25/2031	7,500	8,913
Series 2019-M31, Class A2, 2.85%, 4/25/2034	5,500	5,984
Series 2020-M8, Class AL, 2.01%, 3/25/2035	17,988	18,521
Series 2020-M24, Class A3, 1.75%, 1/25/2037	15,000	14,976
Series 2019-M14, Class AL2, 3.07%, 4/25/2048	10,000	10,671

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $361,413)		392,005

U.S. GOVERNMENT AGENCY SECURITIES — 4.0%
FFCB Funding Corp.
5.75%, 5/11/2026	10,000	12,785
5.75%, 12/7/2028	12,824	17,587
3.33%, 4/28/2037	15,000	18,584
FNMA
6.25%, 5/15/2029	10,000	14,301
DN, 5.17%, 5/15/2030(d)	10,000	8,800
FNMA, STRIPS
17.82%, 5/29/2026(d)	9,200	8,928
2.61%, 10/8/2027(d)	8,000	7,371
Resolution Funding Corp. STRIPS
2.50%, 1/15/2021(d)	5,000	4,999
DN, 20.48%, 4/15/2028(d)	15,000	13,915
DN, 5.74%, 1/15/2030(d)	15,700	13,964
DN, 19.68%, 4/15/2030(d)	5,000	4,434
Tennessee Valley Authority
0.75%, 5/15/2025	7,000	7,082

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $106,736)		132,750

ASSET-BACKED SECURITIES — 1.0%
FNMA, Grantor Trust
Series 2017-T1, Class A, 2.90%, 6/25/2027 (Cost $29,068)	28,946	31,792

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 6.9%
INVESTMENT COMPANIES — 6.9%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (e)(f) (Cost $227,514)	227,514	227,514

Total Investments — 102.0% (Cost $3,172,436)		3,362,095
Liabilities in Excess of Other Assets — (2.0)%		(65,215)

Net Assets — 100.0%		3,296,880

Percentages indicated are based on net assets.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2020.
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2020.
(b)	Amount rounds to less than one thousand.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	The rate shown is the effective yield as of November 30, 2020.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of November 30, 2020.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$31,792	$—	$31,792
Collateralized Mortgage Obligations	—	729,922	—	729,922
Commercial Mortgage-Backed Securities	—	392,005	—	392,005
Mortgage-Backed Securities	—	897,002	—	897,002
U.S. Government Agency Securities	—	132,750	—	132,750
U.S. Treasury Obligations	—	951,110	—	951,110
Short-Term Investments
Investment Companies	227,514	—	—	227,514

Total Investments in Securities	$227,514	$3,134,581	$—	$3,362,095

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(a)(b)	$163,468	$1,824,352	$1,760,306	$—	$—	$227,514	227,514	$246	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.